Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Corporate Bonds (0.2%)	Shares/ Par +	Value $ (000’s)

Industrial (0.2%)
Vessel Management Services, Inc. 3.432%, 8/15/36	319,000	284

Total		284

Total Corporate Bonds (Cost: $319)		284

Governments (123.1%)
Governments (123.1%)
Resolution Funding Corp. Stripped
0.000%, 4/15/28 IO	400,000	353
0.000%, 4/15/30 PO	4,800,000	3,894
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	405
US Treasury
1.125%, 5/15/40	1,650,000	1,044
1.125%, 8/15/40	44,690,000	28,006
1.375%, 11/15/40	9,800,000	6,368
1.375%, 8/15/50	1,080,000	550
1.500%, 11/30/28	700,000	643
1.625%, 11/15/50	400,000	218
1.875%, 2/15/41	1,900,000	1,333
2.000%, 2/15/50	12,920,000	7,818
2.250%, 8/15/49	300,000	193
2.375%, 5/15/51	2,300,000	1,504
2.375%, 3/31/29	900,000	849
2.500%, 2/15/45	1,440,000	1,038
2.500%, 2/15/46	850,000	604
2.875%, 5/15/49	1,750,000	1,290
3.000%, 11/15/44	1,620,000	1,276
3.000%, 5/15/45	1,410,000	1,106
3.000%, 11/15/45	370,000	289
3.000%, 2/15/48	330,000	252
3.000%, 8/15/48 b	1,500,000	1,139
3.000%, 2/15/49	10,470,000	7,918
3.000%, 8/15/52	4,500,000	3,351
3.125%, 2/15/43	600,000	492
3.125%, 8/15/44	1,620,000	1,307
3.125%, 5/15/48	2,430,000	1,891
3.250%, 6/30/29	400,000	389
3.375%, 8/15/42	6,500,000	5,572
3.375%, 11/15/48	1,600,000	1,299
3.625%, 3/31/30	200,000	197
3.625%, 2/15/53	2,900,000	2,442
3.625%, 5/15/53	1,400,000	1,179
3.750%, 5/31/30	200,000	198
3.750%, 6/30/30	400,000	396
3.875%, 2/15/43	300,000	275
3.875%, 5/15/43	3,100,000	2,830
4.000%, 2/28/30	200,000	200
4.000%, 11/15/42	2,800,000	2,612
4.000%, 11/15/52	15,830,000	14,276
4.125%, 8/31/30	200,000	201
4.125%, 8/15/44	1,600,000	1,499
4.125%, 11/15/27	100,000	101
4.375%, 11/30/30	600,000	611
4.375%, 5/15/41	16,080,000	15,853

Governments (123.1%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.375%, 8/15/43	6,000,000	5,847
4.500%, 2/15/44	1,600,000	1,581
4.625%, 9/30/30	300,000	309
4.625%, 5/15/44	500,000	502
4.625%, 11/15/44	3,300,000	3,304
4.750%, 11/15/43	1,790,000	1,829
4.875%, 10/31/30	200,000	209
US Treasury Inflation Index Bond
0.125%, 1/15/32	916,928	830
0.625%, 7/15/32	1,749,616	1,633
1.125%, 1/15/33	2,282,545	2,187
1.250%, 4/15/28	1,906,632	1,907
1.750%, 1/15/34	2,377,280	2,373
2.375%, 10/15/28	622,380	648
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	566
0.000%, 5/15/41 IO	40,000	19
0.000%, 8/15/41 IO	50,000	23
0.000%, 11/15/41 IO	80,000	36
0.000%, 5/15/42 IO	70,000	31
0.000%, 8/15/42 IO	220,000	96
0.000%, 11/15/42 IO	50,000	22

Total		149,213

Total Governments (Cost: $164,686)		149,213

Structured Products (18.6%)

Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
5.204%, (US 30 Day Average SOFR plus 0.865%), 2/27/68 144A	38,545	38
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	286
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
5.768%, (US 90 Day Average SOFR plus 1.212%), 4/25/38	9,970	10

Total		334

Mortgage Securities (18.3%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	578
Benchmark Mortgage Trust, Series 2024-V6, Class A3 5.925%, 3/15/57	200,000	207
COMM Mortgage Trust, Series 2018-HOME, Class A 3.815%, (CSTR, AFC), 4/10/33 144A	200,000	192
Extended Stay America Trust, Series 2021- ESH, Class A
5.513%, (US SOFR 1 Month plus 1.195%), 7/15/38 144A	346,460	346
Federal Home Loan Mortgage Corp. 4.500%, 5/1/54	1,689,972	1,617

Long-Term U.S. Government Bond Portfolio

Structured Products (18.6%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	78,006	81
Federal Home Loan Mortgage Corp., Series 3759, Class FB
4.963%, (US 30 Day Average SOFR plus 0.615%), 11/15/40	14,841	15
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,106
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	1,947,847	1,880
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	909,508	820
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	506
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
6.035%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	3,260	3
Federal National Mortgage Association
3.600%, 2/1/40	511,603	478
5.000%, 6/1/35	15,659	16
5.000%, 2/1/36	24,884	25
5.500%, 5/1/49	20,979	21
6.500%, 5/1/54	968,206	998
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	23,059	23
Federal National Mortgage Association, Series 2012-101, Class FC
4.954%, (US 30 Day Average SOFR plus 0.615%), 9/25/42	21,732	21
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	751
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.307%, (CSTR), 10/25/52 144A	546,223	455

Structured Products (18.6%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Government National Mortgage Association TBA 4.000%, 5/20/55	800,000	749
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	227,264	179
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	140,602	116
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	588
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 6.971%, (CSTR, AFC), 5/25/33	407	–π
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	69,763	67
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
5.091%, (US SOFR 1 Month plus 0.775%), (AFC), 10/19/34	1,042	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	180
Uniform Mortgage Backed Security TBA
5.000%, 5/11/54	600,000	588
6.000%, 5/11/54	2,600,000	2,638
6.000%, 6/15/54	3,100,000	3,142
6.500%, 4/15/55	2,800,000	2,887

Total		22,274

Total Structured Products (Cost: $23,432)		22,608

Short-Term Investments (0.4%)

Governments (0.4%)
US Treasury
0.000%, 5/15/25	3,000	3
0.000%, 6/26/25ß	436,000	431

Total		434

Total Short-Term Investments (Cost: $435)		434

Total Investments (142.3%) (Cost: $188,872)@		172,539

Other Assets, Less Liabilities (-42.3%)		(51,286)

Net Assets (100.0%)		121,253

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	8,100	81	6/25	$8,761	$(87)	$3
Ten-Year US Treasury Note Future	Long	USD	11,100	111	6/25	12,345	169	2
Two-Year US Treasury Note Future	Short	USD	1,600	8	6/25	1,657	(11)	–	π
Ultra Long Term US Treasury Bond Future	Long	USD	800	8	6/25	978	24	3
Ultra Ten-Year US Treasury Note Future	Short	USD	19,000	190	6/25	21,684	(253)	(18)

Long-Term U.S. Government Bond Portfolio

Futures (continued)

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

US Treasury Long Bond Future	Short	USD	7,400	74	6/25	$8,679	$(133)	$(14)

							$(291)	$(24)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.250%	6/41	3,110	USD	$90	$1,000	$1,090	$(14)
Compounded-OIS
1-Day USD-SOFR	1.750%	10/53	500	USD	(7)	186	179	(3)
Compounded-OIS
1-Day USD-SOFR	3.500%	12/54	2,800	USD	66	84	150	(22)
Compounded-OIS

					$149	$1,270	$1,419	$(39)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.000%	12/25	3,170	USD	$11	$(86)	$(75)	$1
Compounded-OIS
1-Day USD-SOFR	1.600%	10/28	7,580	USD	7	(523)	(516)	6
Compounded-OIS

					$18	$(609)	$(591)	$7

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Ten Year US Treasury Note Future	USD	15	$112.250	4/25	15	$(6)
Put - Ten Year US Treasury Note Future	USD	15	109.500	4/25	15	(2)

(Premiums Received $8)						$(8)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)				(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total		Options

Total Exchange-Traded or Centrally Cleared Derivatives	$7	$8	$15	$(39)	$(32)		$(71)	$(8)

+	All par is stated in U.S. Dollar unless otherwise noted.
ß	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the value of these securities (in thousands) was $2,152 representing 1.8% of the net assets.

π	Amount is less than one thousand.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $171,824 and the net unrealized appreciation of investments based on that cost was $1,244 which is comprised of $3,118 aggregate gross unrealized appreciation and $1,874 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$284	$—
Governments	—	149,213	—
Structured Products	—	22,608	—
Short-Term Investments	—	434	—
Other Financial Instruments^
Futures	193	—	—
Interest Rate Swaps	—	1,419	—

Total Assets:	$193	$173,958	$—

Liabilities:
Other Financial Instruments^
Futures	(484)	—	—
Written Options	(8)	—	—
Interest Rate Swaps	—	(591)	—

Total Liabilities:	$(492)	$(591)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand